UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA New Income, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

ITEM 1. Schedule of Investments.

FPA New Income, Inc.

Portfolio of Investments

June 30, 2007 (unaudited)

BONDS & DEBENTURES	Shares or Principal Amount	Value

U.S. AGENCIES SECURITIES — 30.3%
Federal Farm Credit Bank
— 4.875% 2008	$25,000,000	$24,890,000
— 5% 2008	43,000,000	42,871,000
— 5.15% 2008	25,000,000	24,962,750
— 5.25% 2009	49,630,000	49,644,889
— 5.5% 2008	25,000,000	25,052,500
— 5.55% 2012	17,440,000	17,335,360
Federal Agricultural Mortgage Corporation
— 4.25% 2008	23,424,000	23,182,132
— 4.875% 2011†	19,610,000	19,308,361
Federal Home Loan Bank
— 3.5% 2009	15,000,000	14,458,500
— 4.75% 2009	75,000,000	74,492,550
— 5.125% 2008	8,000,000	7,988,800
— 5.25% 2009	135,780,000	135,956,647
— 5.3% 2011	17,000,000	16,856,563
Tennessee Valley Housing Authority — 5.375% 2008	51,512,000	51,608,585
TOTAL U.S. AGENCIES SECURITIES		$528,608,637
MORTGAGE PASS-THROUGH SECURITIES — 19.6%
Federal Home Loan Mortgage Corporation
— 3.5% 2008	$3,606,375	$3,546,544
— 3.5% 2008	5,343,352	5,229,936
— 3.5% 2008	4,093,577	4,006,688
— 5.9% 2036	27,597,982	27,554,860
— 5.971% 2037	16,313,844	16,369,923
— 6% 2016	12,377,109	12,446,214
— 6% 2016	1,887,483	1,898,021
— 6% 2016	4,256,993	4,283,599
— 6% 2016	5,223,792	5,256,441
— 6% 2016	3,863,205	3,883,567
— 6% 2016	1,394,208	1,402,922
— 6% 2016	944,605	950,509
— 6% 2016	2,045,278	2,058,061
— 6% 2017	6,017,582	6,051,180
— 6% 2017	1,410,126	1,418,939
— 6% 2017	13,605,241	13,690,274
— 6% 2017	2,791,215	2,808,660
— 6% 2017	1,626,712	1,636,879
— 6% 2017	1,596,604	1,606,583
— 6% 2017	2,671,077	2,687,771
— 6% 2017	3,098,880	3,118,248
— 6.5% 2034	2,527,920	2,553,604
— 6.5% 2036	11,531,117	11,639,221
— 6.5% 2036	1,845,624	1,864,486
— 6.5% 2036	5,390,675	5,458,058
— 6.5% 2037	932,509	942,039
Federal National Mortgage Association
— 5.5% 2014	3,648,710	3,599,034
— 5.958% 2036	16,012,059	16,064,598
— 6% 2011	1,370,981	1,364,069
— 6% 2012	6,745,661	6,728,516
— 6% 2016	6,164,147	6,200,490
— 6% 2016	1,240,419	1,247,732
— 6% 2016	2,686,044	2,702,720
— 6% 2016	18,042,557	18,155,323
— 6% 2016	18,311,242	18,425,687

— 6% 2017	2,391,834	2,406,783
— 6% 2017	6,332,333	6,371,910
— 6% 2017	11,687,361	11,759,920
— 6% 2017	1,614,658	1,624,750
— 6% 2017	1,783,231	1,794,376
— 6% 2017	2,503,209	2,518,750
— 6% 2017	4,527,094	4,555,388
— 6% 2017	324,642	326,671
— 6% 2017	8,793,060	8,848,017
— 6.5% 2035	1,850,865	1,867,928
— 6.5% 2035	3,264,989	3,293,876
— 6.5% 2035	5,216,571	5,268,737
— 6.5% 2035	3,944,981	3,986,034
— 6.5% 2035	3,521,676	3,554,141
— 6.5% 2035	8,298,087	8,381,068
— 6.5% 2036	12,762,266	12,909,830
— 6.5% 2036	1,534,289	1,548,681
— 6.5% 2036	7,139,224	7,205,039
— 6.5% 2036	5,965,441	6,021,397
— 6.5% 2036	10,131,809	10,267,955
— 6.5% 2036	729,228	736,681
— 6.5% 2036	592,688	598,745
— 6.5% 2036	1,647,570	1,664,408
— 6.5% 2036	2,499,848	2,525,396
— 6.5% 2036	1,513,113	1,528,577
— 6.5% 2036	2,662,447	2,689,657
— 6.5% 2037	2,479,047	2,504,383
— 6.5% 2037	2,345,564	2,369,536
— 6.5% 2037	3,811,857	3,850,814
— 7.5% 2028	1,209,441	1,257,988
TOTAL MORTGAGE PASS-THROUGH SECURITIES		$343,088,832
MORTGAGE-BACKED SECURITIES — 19.5%
BOAA 2003-6 CL 1NC2 — 8% 2033	$1,778,840	$1,844,888
Chase MTG 2003-S14 CL 2A4 — 7.5% 2034	12,345,279	12,866,744
CWHL 2002-36 CL A20 — 5% 2033	467,733	466,143
Federal Home Loan Mortgage Corporation
1534 CL IA — 4.09% 2023 (floating)	529,880	515,971
1552 CL I — 4.09% 2023 (floating)	843,889	842,307
1669 CL HA — 4.24% 2023 (floating)	1,862,394	1,846,680
1671 CL HA — 4.24% 2024 (floating)	3,347,711	3,260,671
1673 CL HB — 4.24% 2024 (floating)	1,000,000	950,000
3003 CL KH — 5% 2034	15,058,074	14,940,471
2796 CL BA — 5.5% 2029	6,776,128	6,740,147
2805 CL AB — 5.5% 2030	5,997,130	5,956,829
3241 CL DA — 5.5% 2034	17,964,987	17,808,332
3283 CL PA — 5.5% 2036	25,822,555	25,618,299
1804 CL C — 6% 2008	1,302,709	1,303,986
3152 CL DB — 6% 2030	23,067,000	23,111,150
1591 CL PV — 6.25% 2023	5,251,312	5,353,398
3164 CL QV — 6.5% 2017	17,119,665	17,507,597
2438 CL MF — 6.5% 2031	5,865,460	5,895,704
2198 CL PS — 7% 2029	10,677,362	10,974,326
2543 CL AD — 8.5% 2016	78,228	79,765
2519 CL ED — 8.5% 2030	434,839	449,393
2626 CL QM — 9% 2018	2,477,433	2,748,789
Federal National Mortgage Association
2003-102 CL EA — 5.5% 2032	2,088,307	2,085,697
2007-42 CL YA — 5.5% 2036	21,800,123	21,510,590
2003-12 CL AC — 6% 2016	224,273	225,051

1999-24 CL BC — 6% 2029	1,838,851	1,846,905
2006-61 CL LU — 6% 2013	9,224,605	9,268,154
2006-66 CL VP — 6% 2015	17,773,365	17,849,968
2005-112 CL NB — 6% 2030	17,960,234	17,968,653
2006-80 CL PD — 6% 2030	15,764,000	15,949,069
2006-69 CL PB — 6% 2032	7,835,000	7,816,423
2007-16 CL AB — 6% 2035	28,797,210	28,887,057
1995-13 CL C — 6.5% 2008	53,324	53,421
2003-59 CL NP — 6.5% 2017	2,441,188	2,493,063
2006-74 CL DA — 6.5% 2034	18,609,000	18,766,060
1992-193 CL HD — 7% 2007	424,636	424,571
319-18 — 8% 2032	930,051	996,317
2004-W6 — 8% 2034	9,062,765	9,306,327
Government National Mortgage Association II 1999-47 CL Z — 7.5% 2029	2,194,465	2,288,235
JP Morgan MTG Trust 2003-A2 — 4% 2033	1,381,558	1,382,428
Wachovia Asset Securitization, Inc. 2002-1 CL 2A1 — 6.25% 2033	1,568,917	1,570,878
Wells Fargo Mortgage Backed Securities Tr. 2004-1 CL A19 — 5% 2034	329,158	329,158
Wells Fargo Mortgage Backed Securities Tr. 2005-2 CL 1A2 — 8% 2035	17,943,952	18,695,355
TOTAL MORTGAGE-BACKED SECURITIES		$340,794,970
U.S. GOVERNMENT SECURITIES — 10.4%
U.S. Treasury Inflation-Indexed Notes — 2.375% 2011	$18,739,620	$18,530,995
U.S. Treasury Bill — 0% 2007	75,000,000	74,711,310
U.S. Treasury Notes — 4% 2007	20,000,000	19,956,250
U.S. Treasury Notes — 4.25% 2007	51,000,000	50,896,406
U.S. Treasury Notes — 4.75% 2012	17,500,000	17,360,547
TOTAL U.S. GOVERNMENT SECURITIES		$181,455,508
CORPORATE BONDS & DEBENTURES — 6.4%
Bayerische Landesbank — 4.19% 2009 (floating)†	$21,000,000	$20,608,560
Qwest Communications International, Inc. — 8.86% 2009 (floating)	16,030,000	16,270,450
Rabobank Nederland NV — 4.215% 2007(floating)	24,674,000	24,670,145
Toyota Motor Credit Corporation — 5.25% 2008	50,000,000	49,949,000
TOTAL CORPORATE BONDS & DEBENTURES		$111,498,155
INTERNATIONAL SECURITY — 1.2%
France OATei — 3% 2012	$14,831,653	$20,631,748
DERIVATIVE SECURITIES — 0.4%
INTEREST ONLY SECURITIES
Federal Home Loan Mortgage Corporation
2522 CL PI — 5.5% 2018	$13,992	$4
2558 CL JW — 5.5% 2022	15,412,028	2,836,777
1694 CL L — 6.5% 2023	28,319	615
217 — 6.5% 2032	2,494,964	686,505
Federal National Mortgage Association
2003-64 CL XI — 5% 2033	14,477,307	2,940,703
323 CL 1 — 5.5% 2032	3,511,025	797,670
1994-17 CL JB — 6.5% 2009	181,276	7,251
TOTAL DERIVATIVE SECURITIES		$7,269,525

PREFERRED STOCK — 0.3%
Pennsylvania Real Estate Investment Trust	93,800	$4,945,136
TOTAL INVESTMENT SECURITIES — 88.1% (Cost $1,535,507,328)		$1,538,292,511
SHORT-TERM INVESTMENTS — 11.2% (Cost $195,348,992)
General Electric Capital Corporation — 5.15% 7/2/07	$1,075,000	$1,074,846
Rabobank USA Financial Corporation — 5.32% 7/2/07	38,766,000	38,760,271
Citigroup Funding Corporation — 5.22% 7/5/07	60,733,000	60,697,775
ChevronTexaco Funding Corporation — 5.24% 7/13/07	55,000,000	54,903,933
General Electric Capital Services, Inc. — 5.27% 7/16/07	40,000,000	39,912,167
TOTAL SHORT-TERM INVESTMENTS		$195,348,992
TOTAL INVESTMENTS — 99.3% (Cost $1,730,856,320)(A)		$1,733,641,503
Other assets and liabilities, net — 0.7%		11,453,788
TOTAL NET ASSETS — 100.0%		$1,745,095,291

†       Restricted security purchased without registration under the Securities Act of 1933 pursuant to Rule 144A, which generally may be resold only to certain institutional investors prior to registration.  The Federal Agricultural Mortgage Corporation 4.875% note due 2011 and the Bayerische Landesbank 4.19% note due 2009 constituted 2.3% of total net assets at June 30, 2007.

(A) The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized depreciation consists of:

Gross unrealized appreciation:	$4,386,849
Gross unrealized depreciation:	(1,601,667)
Net unrealized depreciation:	$2,785,182

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date:       August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA NEW INCOME, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date:       August 28, 2007

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:       August 28, 2007